UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/03

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:		4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Jacksonville Beach, FL    8 August 2003
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		86

Form 13F Information Table Value Total:	              $122,911  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corporation                COM              00130H105      129 20284.000SH       Sole                20284.000
Agilent Technologies Inc.      COM              00846U101      328 16775.000SH       Sole                16775.000
Albertson's Incorporated       COM              013104104      752 39175.000SH       Sole                39175.000
Allstate Corp.                 COM              020002101      790 22153.000SH       Sole                22153.000
American Electric Power        COM              025537101      722 24215.000SH       Sole                24215.000
American International Group,  COM              026874107     1996 36178.500SH       Sole                36178.500
American Natl Ins Co.          COM              028591105     2495 28940.000SH       Sole                28940.000
Amsouth Bancorporation         COM              032165102     3411 156170.000SH      Sole               156170.000
Arris Group, Inc.              COM              04269Q100      387 78000.000SH       Sole                78000.000
Bank of America                COM              060505104     2186 27666.000SH       Sole                27666.000
Biotech Holders Trust          COM              09067D201      265 2150.000 SH       Sole                 2150.000
Boeing                         COM              097023105     1158 33735.000SH       Sole                33735.000
Bristol Myers Squibb           COM              110122108     1819 66983.000SH       Sole                66983.000
British Petroleum Corporation  COM              055622104      422 10049.000SH       Sole                10049.000
Cascade Natural Gas            COM              147339105      340 17825.000SH       Sole                17825.000
Charles Schwab & Company       COM              808513105      494 48981.000SH       Sole                48981.000
Citigroup Inc.                 COM              172967101     1515 35404.510SH       Sole                35404.510
Coca Cola                      COM              191216100      373 8031.000 SH       Sole                 8031.000
Commercial Bancshares Florida  COM              201607108     7571 254391.000SH      Sole               170645.000         83746.000
Commercial Net Realty          COM              202218103      219 12700.000SH       Sole                12700.000
Compass Bank                   COM              20449H109     1429 41149.000SH       Sole                41149.000
ConocoPhillips                 COM              20825C104     2975 54280.000SH       Sole                54280.000
Constellation Brands Inc.      COM              21036P108      449 14300.000SH       Sole                14300.000
Dell Inc.                      COM              247025109     1075 33750.000SH       Sole                33750.000
Deluxe Corp.                   COM              248019101     1194 26650.000SH       Sole                26650.000
EMC Corporation                COM              268648102      540 51572.000SH       Sole                51572.000
Emerson Electric               COM              291011104     1396 27313.000SH       Sole                27313.000
Exxon Mobil Corp               COM              302290101     1174 32691.000SH       Sole                32691.000
Florida Rock Industries        COM              341140101     5906 143061.000SH      Sole               143061.000
Flowers Foods, Inc.            COM              343496105      358 18120.000SH       Sole                18120.000
Gammon Lake Res Inc. F         COM              364915108       56 30000.000SH       Sole                30000.000
General Dynamics               COM              369550108      259 3575.000 SH       Sole                 3575.000
General Electric               COM              369604103     3616 126067.000SH      Sole               126067.000
Genuine Parts                  COM              372460105     1960 61222.000SH       Sole                61222.000
H J Heinz                      COM              423074103     2204 66842.000SH       Sole                66842.000
Havana Republic Inc.           COM              419304100        0 10000.000SH       Sole                10000.000
Hawaiian Electric Industries   COM              419870100      782 17062.000SH       Sole                17062.000
Hewlett Packard                COM              428236103     1099 51583.598SH       Sole                51583.598
Hilton Hotel Corporation       COM              432848109      201 15752.000SH       Sole                15752.000
Home Depot                     COM              437076102     2294 69250.000SH       Sole                69250.000
Intel Corporation              COM              458140100     2232 107258.000SH      Sole               107258.000
International Business Machine COM              459200101     1051 12740.196SH       Sole                12740.196
Johnson & Johnson              COM              478160104     3806 73616.000SH       Sole                73616.000
Johnson Controls               COM              478366107     1160 13550.000SH       Sole                13550.000
Loch Harris Inc                COM              539578203        1 30000.000SH       Sole                30000.000
Lucent Technologies            COM              549463107       32 15851.541SH       Sole                15851.541
Mellon Bank Corp               COM              585509102     2052 73957.000SH       Sole                73957.000
Merck & Co. Inc.               COM              589331107     1331 21988.220SH       Sole                21988.220
Microsoft Corporation          COM              594918104      305 11886.000SH       Sole                11886.000
Motorola, Inc.                 COM              620076109      538 57049.000SH       Sole                57049.000
Nordstrom, Inc.                COM              655664100      686 35165.000SH       Sole                35165.000
Oracle Corporation             COM              68389X105      182 15120.000SH       Sole                15120.000
Park Place Entertainment       COM              700690100      151 16631.000SH       Sole                16631.000
Parkway Holdings Ltd           COM              V71793109        4 10000.000SH       Sole                10000.000
Patriot Transportation Holding COM              70337B102      518 18486.000SH       Sole                18486.000
Pepco Holdings Inc.            COM              737679100      347 18104.000SH       Sole                18104.000
Pepsico Inc.                   COM              713448108     2242 50378.174SH       Sole                50378.174
Pfizer                         COM              717081103     3788 110930.000SH      Sole               110930.000
Post Properties Inc.           COM              737464107      506 19100.000SH       Sole                19100.000
Procter & Gamble               COM              742718109      499 5600.000 SH       Sole                 5600.000
Regency Centers Corporation    COM              758939102     1170 33450.000SH       Sole                33450.000
Royal Dutch Petroleum          COM              780257804     2086 44751.000SH       Sole                44751.000
Safeco Corp.                   COM              786429100     1240 35127.000SH       Sole                35127.000
Safeway Stores Inc.            COM              786514208      361 17628.000SH       Sole                17628.000
Sony Corporation               COM              835699307      353 12605.000SH       Sole                12605.000
Southern Company               COM              842587107     1417 45465.000SH       Sole                45465.000
Suntrust Banks Inc.            COM              867914103      611 10305.000SH       Sole                10305.000
Synovus Financial Corp.        COM              87161C105      203 9455.000 SH       Sole                 9455.000
Target Inc.                    COM              87612E106      550 14547.000SH       Sole                14547.000
Verizon Communications         COM              92343V104     1446 36647.000SH       Sole                36647.000
Wachovia Corp.                 COM              929771103     4449 111344.067SH      Sole               111344.067
Wal-Mart Stores                COM              931142103     1409 26246.000SH       Sole                26246.000
Walt Disney                    COM              254687106      217 10973.000SH       Sole                10973.000
Wells Fargo & Co.              COM              949746101     1874 37190.000SH       Sole                37190.000
Worldcom Inc Worldcom Group    COM              98157D106        0 13000.000SH       Sole                13000.000
Wyndham Intl Inc. Class A      COM              983101106        4 10000.000SH       Sole                10000.000
Z-Tel Technologies Inc.        COM              988792107    18844 7360800.000SH     None                    0.000       7360800.000
Zimmer Holdings Inc.           COM              98956P102      304 6738.000 SH       Sole                 6738.000
Alltel Corp. 7.75%             PFD                             783    15745 SH       Sole                    15745
Citigroup VII 7.125%           PFD                            1699    62450 SH       Sole                    62450
Con Edison PFD 7.25%           PFD                             347    12500 SH       Sole                    12500
JP Morgan Pfd. 7.00% 2/15/32   PFD                             497    18500 SH       Sole                    18500
Rochester G&E 6.650%           PFD                            1442    51800 SH       Sole                    51800
Safeco Corts TR  8.70%         PFD                            1208    44050 SH       Sole                    44050
SunTrust Cap. IV 7.125%        PFD                            2430    89125 SH       Sole                    89125
Duke Energy Corp Units Conv. P                                 197    12445 SH       Sole                    12445
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